Portfolio of Investments
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 93.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.6%
City of Charlotte Airport(a)
Revenue Bonds
Charlotte Douglas International
Series 2019
07/01/2035	5.000%	1,195,000	1,522,406
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	634,780
Raleigh Durham Airport Authority
Refunding Revenue Bonds
Series 2010A
05/01/2023	5.000%	2,000,000	2,019,820
Raleigh Durham Airport Authority(a),(b)
Refunding Revenue Bonds
Series 2020A
05/01/2034	5.000%	1,150,000	1,495,403
05/01/2036	5.000%	1,000,000	1,292,650
Total			6,965,059
Higher Education 9.1%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	400,478
Series 2016B
10/01/2020	5.000%	1,380,000	1,417,219
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,364,917
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,153,574
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,379,640
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	504,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	710,619
Revenue Bonds
Series 2019
04/01/2036	5.000%	500,000	629,870
04/01/2038	5.000%	500,000	626,025
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	387,573
10/01/2028	5.000%	250,000	330,512
University of North Carolina at Charlotte (The)
Refunding Revenue Bonds
Governors
Series 2020A
10/01/2035	4.000%	200,000	236,938
10/01/2037	4.000%	300,000	352,932
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	636,895
Series 2014
04/01/2030	5.000%	1,000,000	1,151,110
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	478,429
04/01/2030	5.000%	250,000	305,758
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,302,260
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2019B
10/01/2034	5.000%	355,000	463,662
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	316,047
10/01/2034	5.000%	575,000	724,879
Total			17,873,777
Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 8.5%
County of New Hanover
Refunding Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,436,244
North Carolina Medical Care Commission
Prerefunded 06/01/22 Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	3,635,000	3,977,998
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	587,611
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,083,020
Vidant Health
Series 2015
06/01/2030	5.000%	1,000,000	1,181,280
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,183,280
Revenue Bonds
Moses Cone Health System
Series 2011
10/01/2020	5.000%	3,215,000	3,301,934
Rex Hospital, Inc.
Series 2015A
07/01/2032	5.000%	1,000,000	1,189,250
Wake Forest Baptist Obligation Group
Series 2019
12/01/2033	5.000%	595,000	745,535
North Carolina Medical Care Commission(b)
Revenue Bonds
REX Health Care
Series 2020A
07/01/2035	5.000%	800,000	1,032,256
Total			16,718,408
Joint Power Authority 4.5%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2026	5.000%	1,500,000	1,841,310
01/01/2031	5.000%	2,000,000	2,405,580
Series 2016A
01/01/2028	5.000%	1,500,000	1,850,730
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
01/01/2032	5.000%	2,000,000	2,623,320
Total			8,720,940
Local Appropriation 19.0%
City of Charlotte
Refunding Certificate of Participation
Series 2019B
06/01/2034	5.000%	2,000,000	2,604,800
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,174,880
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,562,993
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,204,070
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	584,050
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	874,350
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	302,687
06/01/2029	5.000%	250,000	301,938
County of Buncombe
Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	545,730
06/01/2029	5.000%	1,000,000	1,090,730
Series 2014A
06/01/2032	5.000%	1,635,000	1,892,562
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	426,532
Series 2018
12/01/2036	4.000%	1,940,000	2,271,100
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	258,413

2	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Davidson
Revenue Bonds
Series 2020
06/01/2037	4.000%	400,000	476,544
County of Gaston
Revenue Bonds
Series 2019A
04/01/2034	5.000%	250,000	323,235
04/01/2035	5.000%	300,000	386,901
County of Harnett
Revenue Bonds
Series 2019
10/01/2037	4.000%	955,000	1,120,750
County of Johnston
Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,161,350
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	579,340
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	800,357
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	463,822
Series 2016
10/01/2028	5.000%	1,000,000	1,243,070
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,390,299
04/01/2028	5.000%	1,290,000	1,536,622
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,884,405
Revenue Bonds
Series 2019B
10/01/2034	5.000%	500,000	651,485
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,141,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Surry
Revenue Bonds
Series 2019
06/01/2032	5.000%	275,000	358,600
06/01/2033	5.000%	350,000	455,087
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	2,046,527
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,001	2,343,540
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	596,510
06/01/2029	5.000%	500,000	593,105
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,765,035
Orange County Public Facilities Co.
Unrefunded Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	925,957
Total			37,339,206
Local General Obligation 6.2%
County of Durham
Unlimited General Obligation Bonds
Series 2019
06/01/2032	5.000%	620,000	820,514
County of Forsyth
Unlimited General Obligation Bonds
Public Improvement
Series 2019B
03/01/2026	5.000%	1,000,000	1,244,520
County of Guilford
Unlimited General Obligation Bonds
Public Improvement
Series 2017B
05/01/2026	5.000%	1,000,000	1,249,370
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	600,505
County of Mecklenburg
Unlimited General Obligation Public Improvement Bonds
Series 2016B
12/01/2027	5.000%	1,180,000	1,489,644

Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Moore
Unlimited General Obligation Refunding Bonds
Series 2016
06/01/2028	5.000%	1,000,000	1,304,470
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	815,940
04/01/2024	5.000%	410,000	477,966
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	1,968,315
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/2022	5.000%	2,000,000	2,171,300
Total			12,142,544
Multi-Family 4.1%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,173,850
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,783,830
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,367,560
Western Carolina University
Limited General Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	612,730
06/01/2028	5.000%	1,000,000	1,217,600
06/01/2029	5.000%	800,000	972,896
Total			8,128,466
Municipal Power 1.4%
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,390,562
Greenville Utilities Commission
Revenue Bonds
Series 2019
08/01/2032	5.000%	625,000	822,244
08/01/2033	5.000%	400,000	524,804
Total			2,737,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 1.0%
North Carolina State Ports Authority
Revenue Bonds
Senior Lien
Series 2010B
02/01/2025	5.000%	2,000,000	2,006,540
Refunded / Escrowed 7.6%
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/2027	5.000%	800,000	835,624
County of Moore
Prerefunded 06/01/20 Revenue Bonds
Series 2010
06/01/2024	5.000%	1,635,000	1,657,056
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/2026	5.125%	1,690,000	1,934,526
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,169,235
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,000,000	1,097,270
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	3,000,000	3,288,810
Series 1993B Escrowed to Maturity (NPFGC)
01/01/2022	6.000%	1,000,000	1,096,270
North Carolina Medical Care Commission
Prerefunded 06/01/22 Revenue Bonds
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,639,710
06/01/2036	5.000%	1,445,000	1,581,350
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	490,000	542,102
Total			14,841,953
Retirement Communities 5.9%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,041,930

4	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
1st Mortgage-United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,765,856
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	843,555
Retirement Facilities 1st Mortgage
Series 2019
01/01/2039	5.000%	1,000,000	1,161,360
Sharon Towers
Series 2019A
07/01/2033	5.000%	1,000,000	1,180,630
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,428,475
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	834,470
Revenue Bonds
The Pines at Davidson Project
01/01/2038	5.000%	1,000,000	1,137,050
Twin Lakes Community
Series 2019A
01/01/2038	5.000%	1,750,000	2,074,817
Total			11,468,143
Sales Tax 0.6%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,229,940
Single Family 2.0%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B (GNMA)
07/01/2037	3.850%	1,955,000	2,146,238
Series 2019-41 (GNMA)
07/01/2034	3.100%	745,000	795,995
Series 2019-42
07/01/2039	2.625%	1,000,000	1,013,190
Total			3,955,423
State Appropriated 1.2%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,425,120
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 0.6%
State of North Carolina
Unlimited General Obligation Refunding Bonds
Series 2016A
06/01/2026	5.000%	1,000,000	1,253,500
Transportation 1.4%
State of North Carolina
Revenue Bonds
Series 2019
03/01/2033	5.000%	1,250,000	1,611,875
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,070,523
Total			2,682,398
Turnpike / Bridge / Toll Road 2.6%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	2,071,569
01/01/2032	5.000%	1,450,000	1,753,470
Series 2017 (AGM)
01/01/2031	5.000%	750,000	911,738
North Carolina Turnpike Authority(c)
Revenue Bonds
Series 2017C
07/01/2031	0.000%	500,000	343,875
Total			5,080,652
Water & Sewer 14.0%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2015
07/01/2024	5.000%	1,010,000	1,191,123
Series 2018
07/01/2035	4.000%	2,000,000	2,373,040
Revenue Bonds
Series 2009B
07/01/2025	5.000%	5,835,000	5,933,670
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	316,914
05/01/2030	5.000%	660,000	786,509
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,321,596
06/01/2023	5.250%	2,000,000	2,288,260

Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	328,100
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,482,408
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	912,021
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2024	5.000%	1,300,000	1,528,800
06/01/2033	4.000%	2,165,000	2,488,689
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	471,312
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,793,115
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	348,072
County of Union Enterprise System
Revenue Bonds
Enterprise System
Series 2019
06/01/2031	5.000%	1,000,000	1,313,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
06/01/2029	5.000%	500,000	613,355
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	943,590
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	409,940
04/01/2031	5.000%	450,000	546,979
Total			27,391,393
Total Municipal Bonds (Cost $171,811,114)			182,961,072

Money Market Funds 7.9%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(d)	510,675	510,727
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(d)	15,046,261	15,046,261
Total Money Market Funds (Cost $15,556,936)		15,556,988
Total Investments in Securities (Cost: $187,368,050)		198,518,060
Other Assets & Liabilities, Net		(2,371,096)
Net Assets		196,146,964

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents a security purchased on a when-issued basis.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020